Retirement and Other Employee Benefits (Details) - USD ($)		12 Months Ended
	Mar. 01, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined benefit pension plan
Retirement and Other Employee Benefits
Obligation for defined benefit plans		$ 0
Pension costs under defined benefit plan		4,977,000	$ 5,591,000	$ 8,321,000
Postretirement benefits
Retirement and Other Employee Benefits
Pension costs under defined benefit plan		232,000	197,000	321,000
Postretirement benefits
Retirement and Other Employee Benefits
Amount expensed under defined contribution plan		$ 6,096,000	$ 6,006,000	$ 5,781,000
Subsequent Event
Retirement and Other Employee Benefits
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	$ 0